DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2018
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

(amounts in millions)	2018	2017
Total recourse debt	$1,174.9	$1,192.8
Total non-recourse debt (1)	86.0	62.6
Total long-term debt	$1,260.9	$1,255.4
Less: current portion of long-term debt	35.2	31.2
Less: current portion of finance leases	17.0	20.7
	$1,208.7	$1,203.5
(1) Non-recourse debt is a debt in a subsidiary for which recourse is limited to the assets, equity, interest and undertaking of such subsidiary and not CAE Inc.

Details of the recourse debt are as follows:

	2018	2017
Unsecured senior notes ($125.0 and US$225.0 maturing between December 2019 and December 2027), floating interest rates based on bankers’ acceptances rate plus a spread on $50.0 million and interest rates ranging from 3.59% and 4.15% for remaining $75.0 and US$225.0	$415.0	$424.0
Unsecured senior notes of US$60.0 maturing in June 2019 (2017 - US$60.0), interest rate of 7.66% payable semi-annually in June and December	75.7	77.9
Unsecured senior notes (US$100.0 maturing in August 2021 and US$50.0 maturing in August 2026), average blended rate of 4.47% payable semi-annually in August and February	193.4	199.3
Obligations under finance lease, with various maturities from April 2018 to October 2036, interest rates from 3.49% to 10.68%	145.4	173.3
Term loan maturing in June 2018 of US$2.9 and £0.6 (2017 – US$14.6 and £2.8), combined coupon rate of post-swap debt of 8.01% (2017 – 7.97%)	5.1	23.6
R&D obligation from a government agency maturing in July 2029 (i)	167.7	160.5
R&D obligation from a government agency maturing in July 2035 (ii)	132.6	92.0
Term loan maturing in January 2020 of €1.3 (2017 – €2.0), floating interest rate of EURIBOR plus a spread	1.8	2.7
Term loans, with maturities between October 2020 and December 2021, of US$14.5 (2017 – US$18.7), average blended rate of 3.31%	18.7	24.9
Other debt of US$11.0 maturing March 2024, floating interest of 0.80%	14.2	14.6
Term loan maturing in December 2021 of US$4.1, average blended rate of 3.28%	5.3	—
Total recourse debt, net amount	$1,174.9	$1,192.8

(i)    Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Falcon, an R&D program that ended in fiscal 2014, for a maximum amount of $250.0 million. The discounted value of the debt recognized amounted to $167.7 million as at March 31, 2018 (2017 – $160.5 million);

(ii)   Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Innovate, an R&D program announced in fiscal 2014 and extending over five and a half years, for a maximum amount of $250.0 million. The aggregate amount recognized in fiscal 2018 was $226.5 million (2017 – $169.9 million). The discounted value of the debt recognized amounted to $132.6 million as at March 31, 2018 (2017 – $92.0 million).

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows is presented below.

	Revolving
	Unsecured Credit	Long-term	Finance
	Facilities	debt	Leases	Total
Balance at beginning of year	$—	$1,082.1	$173.3	$1,255.4
Changes from financing cash flows
Proceeds, net of transaction costs	106.0	37.8	—	143.8
Repayments	(106.0)	(33.4)	(25.0)	(164.4)
Total changes from financing cash flows	$—	$4.4	$(25.0)	$(20.6)
Additions through a business combination (Note 3)	—	37.7	—	37.7
Non-cash changes:
Effect of foreign currency exchange differences	—	(19.2)	(3.7)	(22.9)
Others	—	(1.3)	—	(1.3)
Interests	—	11.8	0.8	12.6
Total non-cash changes	$—	$(8.7)	$(2.9)	$(11.6)
Balance at end of year	$—	$1,115.5	$145.4	$1,260.9

Disclosure of maturity analysis for non-derivate financial liabilities
The present value of the obligations under finance lease are as follows:

	2018	2017
Gross future minimum lease payments	$201.8	$240.4
Less: future finance charges on finance leases	47.2	58.3
Less: discounted guaranteed residual values of leased assets	9.2	8.8
Present value of future minimum lease payments	$145.4	$173.3

The future minimum lease payments of the obligations under finance lease are as follows:

		2018		2017
	Gross future	Present value of	Gross future	Present value of
	minimum lease	future minimum	minimum lease	future minimum
	payments	lease payments	payments	lease payments
No later than 1 year	$25.8	$17.0	$30.1	$20.7
Later than 1 year and no later than 5 years	105.8	81.0	123.3	92.0
Later than 5 years	70.2	47.4	87.0	60.6
	$201.8	$145.4	$240.4	$173.3
Details of the non-recourse debt are as follows:

	2018	2017
Term loan maturing in April 2018 of £0.7 (2017 – £0.2), interest rate of 13.50%	$1.3	$0.4
Term loan maturing in March 2028 of US$43.5 (2017 – US$47.1), interest rate of LIBOR plus 2.50% (i)	55.8	62.2
Term loans, with maturities between June 2021 and December 2025, of US $22.3, floating interest rate of LIBOR plus a fixed spread	28.9	—
Total non-recourse debt, net amount	$86.0	$62.6

(i)     Represents collateralized non-recourse financing for a term loan to finance a training centre in Brunei. The subsidiary may also avail an additional amount of up to US $12.0 million in the form of letters of credit.

Payments required to meet the retirement provisions of the long-term debt are as follows:

	2018	2017
No later than 1 year	$35.6	$31.9
Later than 1 year and no later than 5 years	450.2	414.8
Later than 5 years	631.7	638.2
Total payments required	$1,117.5	$1,084.9
Less: transaction costs	(2.0)	(2.8)
	$1,115.5	$1,082.1